As filed with the Securities and Exchange Commission on September 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2008

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2008
(Unaudited)
	Shares	Value
COMMON STOCKS - 95.7%
Aerospace & Defense - 1.0%
Boeing Co.	75,000	$4,583,250
Air Freight & Logistics - 1.3%
United Parcel Service, Inc.	100,000	6,308,000
Automobiles - 1.3%
Toyota Motor Corp. - ADR (a)(b)	75,000	6,453,750
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	100,000	6,776,000
The Coca-Cola Co.	100,000	5,150,000
		11,926,000
Biotechnology - 3.3%
Amgen, Inc. (a)	200,000	12,526,000
Isis Pharmaceuticals, Inc. (a)	200,000	3,426,000
		15,952,000
Capital Markets - 0.8%
UBS AG (a)(b)	189,000	3,649,590
Chemicals - 6.1%
EI Du Pont de Nemours & Co.	400,000	17,524,000
The Scotts Miracle-Gro Co.	15,000	292,200
W.R. Grace & Co. (a)	250,000	6,442,500
Zoltek Companies, Inc. (a)	225,000	5,022,000
		29,280,700
Commercial Banks - 3.6%
East West Bancorp, Inc.	500,000	5,955,000
HSBC Holdings PLC - ADR (b)	30,958	2,554,345
Mitsubishi UFJ Financial Group, Inc. - ADR (b)	1,000,000	8,780,000
		17,289,345
Commercial Services & Supplies - 3.1%
Cintas Corp.	150,000	4,266,000
Sotheby's	150,000	4,161,000
Steelcase, Inc. - Class A	650,000	6,474,000
		14,901,000
Communications Equipment - 6.5%
Cisco Systems, Inc. (a)	500,000	10,995,000
Corning, Inc.	400,000	8,004,000
Juniper Networks, Inc. (a)	200,000	5,206,000
Nokia Corp. - ADR (b)	250,000	6,830,000
		31,035,000
Computers & Peripherals - 0.8%
EMC Corp. (a)	250,000	3,752,500
Construction Materials - 0.5%
Cemex S.A.B de C.V. - ADR (a)(b)	119,792	2,546,778
Containers & Packaging - 1.4%
Sonoco Products Co.	200,000	6,524,000
Diversified Financial Services - 1.3%
Moody's Corp.	175,000	6,091,750
Diversified Telecommunication Services - 4.4%
Alaska Communications Systems Group, Inc.	750,000	9,555,000
Chunghwa Telecom Company Ltd. - ADR (a)(b)	250,000	6,297,500
Verizon Communications, Inc.	150,000	5,106,000
		20,958,500
Electric Utilities - 3.6%
FPL Group, Inc.	200,000	12,906,000
Korea Electric Power Corp. - ADR (a)(b)	120,000	1,914,000
PNM Resources, Inc.	200,000	2,342,000
		17,162,000
Energy Equipment & Services - 3.2%
Schlumberger Ltd.	150,000	15,240,000
Food Products - 3.5%
Campbell Soup Co.	200,000	7,276,000
Kraft Foods, Inc.	300,000	9,546,000
		16,822,000
Gaming - 0.6%
Scientific Games Corp. - Class A (a)	100,000	3,034,000
Household Products - 3.4%
Colgate-Palmolive Co.	100,000	7,427,000
Kimberly-Clark Corp.	150,000	8,674,500
		16,101,500
Industrial Conglomerates - 4.1%
3M Co.	75,000	5,279,250
General Electric Co.	500,000	14,145,000
		19,424,250
Insurance - 2.7%
American International Group, Inc.	500,000	13,025,000
Internet Software & Services - 1.0%
Google, Inc. (a)	10,200	4,832,250
IT Services - 2.8%
Automatic Data Processing, Inc.	150,000	6,406,500
Western Union Co.	250,000	6,910,000
		13,316,500
Machinery - 1.6%
Albany International Corp.	100,000	2,870,000
Illinois Tool Works, Inc.	100,000	4,685,000
		7,555,000
Metals & Mining - 7.7%
Alcoa, Inc.	200,000	6,750,000
Cleveland-Cliffs, Inc.	100,000	10,841,000
Newmont Mining Corp.	400,000	19,184,000
		36,775,000
Multiline Retail - 1.1%
Kohl's Corp. (a)	125,000	5,238,750
Multi-Utilities - 0.5%
Veolia Environnement - ADR (b)	45,000	2,409,300
Oil & Gas - 4.5%
Chesapeake Energy Corp.	75,000	3,761,250
Murphy Oil Corp.	225,000	17,939,250
		21,700,500
Personal Products - 1.3%
Avon Products, Inc.	150,000	6,360,000
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	300,000	6,336,000
Johnson & Johnson	100,000	6,847,000
Pfizer, Inc.	750,000	14,002,500
		27,185,500
Prepackaged Software - 0.0%
Bio-key International, Inc. (a)(c)(d)(e)	47,090	-
Semiconductor & Semiconductor Equipment - 5.1%
Applied Materials, Inc.	600,000	10,392,000
Emcore Corp. (a)	625,000	3,075,000
Intel Corp.	500,000	11,095,000
		24,562,000
Software - 3.0%
Microsoft Corp.	550,000	14,146,000
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	885,000	10,177,500
Water Supply - 0.3%
Purecycle Corp. (a)	200,000	1,258,000
TOTAL COMMON STOCKS (Cost $442,721,386)		457,577,213

EXCHANGE TRADED FUNDS - 3.3%
CurrencyShares Japanese Yen Trust (a)(b)	125,000	11,552,500
PowerShares DB Crude Oil Double Short (a)	150,000	4,324,500
TOTAL EXCHANGE TRADED FUNDS (Cost $13,807,715)		15,877,000

WARRANTS - 0.0%
Bio-key Warrants, $1.00 strike price, expires 4/14/09 (a)(d)	262,500	-
Emcore Corp. Warrants $15.06 strike price, expires 2/15/13 (a)(d)	39,375	-
Raytheon Co. Warrants, $37.50 strike price, expires 06/16/11 (a)	1,581	32,584
TOTAL WARRANTS (Cost $0)		32,584

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreement- 0.2%
Repurchase Agreement with U.S. Bank, N.A.,
1.65%, dated 7/31/08, due 8/1/08, collateralized
by: Freddie Mac 15-Year Fixed (Pool #E01424)
valued at $388,031. Repurchase proceeds of $380,207.
Fannie Mae 15-Year Fixed (Pool #555611)
valued at $159,495. Repurchase proceeds of $156,387.
Fannie Mae 15-Year Fixed (Pool #676656)
valued at $42,622. Repurchase proceeds of $41,791.
Fannie Mae 15-Year Fixed (Pool #729590)
valued at $344,368. Repurchase proceeds of $337,657.	$916,000	916,000
TOTAL SHORT-TERM INVESTMENTS (Cost $916,000)		916,000

Total Investments (Cost $457,445,101) - 99.0%		474,402,797
Other Assets in Excess of Liabilities - 1.0%		3,832,883
TOTAL NET ASSETS - 100.0%		$478,235,680

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Finland 1.4%; France 0.5%
Japan 5.6%; Mexico 0.5%; South Korea 0.4%; Switzerland 0.8%; Taiwan 1.3%, United Kingdom 0.5%
(c)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2008 was $0 which represented 0.0% of net assets.
(d)	Fair valued security. The aggregate value of fair valued securities as of July 31, 2008 was $0 which represented 0.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.

The Tocqueville Small Cap Value Fund
Schedule of Investments as of July 31, 2008
(Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%
Biotechnology - 4.3%
Alkermes, Inc. (a)	59,500	$937,125
Martek Biosciences Corp. (a)	21,000	789,810
		1,726,935
Chemicals - 1.7%
Landec Corp. (a)	22,000	195,360
Symyx Technologies (a)	49,700	471,653
		667,013
Commercial Services & Supplies - 3.6%
ABM Industries, Inc.	39,300	940,449
Steelcase, Inc. - Class A	48,000	478,080
		1,418,529
Computer Programming Services - 0.9%
Perficient, Inc. (a)	36,000	362,520
Electrical Equipment - 2.9%
Baldor Electric Co.	33,500	1,140,675
Electronic Equipment & Instruments - 1.9%
Electro Scientific Industries, Inc. (a)	47,500	742,900
Energy Equipment & Services - 4.8%
Oceaneering International, Inc. (a)	8,000	485,120
Tetra Technologies, Inc. (a)	75,500	1,429,215
		1,914,335
Food Products - 2.1%
Hain Celestial Group, Inc. (a)	32,500	849,550
Health Care Equipment & Supplies - 14.7%
Analogic Corp.	25,000	1,829,500
Greatbatch, Inc. (a)	36,500	746,790
ICU Medical, Inc. (a)	15,500	440,665
Thoratec Corp. (a)	90,000	1,688,400
Wright Medical Group, Inc. (a)	37,500	1,180,875
		5,886,230
Health Care Providers & Services - 2.0%
Centene Corp. (a)	36,000	803,160
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	30,500	367,525
Household Durables - 1.1%
Helen of Troy Ltd. (a)(b)	22,000	452,320
Internet & Catalog Retail - 1.8%
1-800-FLOWERS.COM, Inc. (a)	127,000	699,770
Internet Software & Services - 5.5%
Interwoven, Inc. (a)	83,500	1,175,680
RealNetworks, Inc. (a)	151,500	1,040,805
		2,216,485
IT Services - 1.4%
Lionbridge Technologies (a)	213,000	562,320
Machinery - 2.2%
Astec Industries, Inc. (a)	28,000	893,760
Metals & Mining - 1.9%
Brush Engineered Materials, Inc. (a)	32,500	777,725
Multiline Retail - 0.5%
Tuesday Morning Corp. (a)	48,700	187,008
Paper & Forest Products - 3.3%
Glatfelter	91,000	1,330,420
Pharmaceuticals - 6.6%
Medicines Co. (a)	69,500	1,543,595
Salix Pharmaceuticals, Ltd. (a)	136,000	1,085,280
		2,628,875
Semiconductor & Semiconductor Equipment - 17.3%
Cabot Microelectronics Corp. (a)	11,000	429,440
Cymer, Inc. (a)	14,600	386,754
Emcore Corp. (a)	156,500	769,980
Exar Corp. (a)	117,000	900,900
FEI Co. (a)	54,450	1,374,863
Kopin Corp. (a)	298,000	962,540
Silicon Image, Inc. (a)	160,500	1,125,105
Ultratech, Inc. (a)	67,000	987,580
		6,937,162
Software - 10.6%
Aspen Technology, Inc. (a)	105,500	1,403,150
Epicor Software Corp. (a)	78,000	527,280
Mentor Graphics Corp. (a)	23,000	319,240
Parametric Technology Corp. (a)	43,000	832,910
Secure Computing Corp. (a)	130,000	510,900
TIBCO Software, Inc. (a)	78,000	640,380
		4,233,860
Specialty Retail - 1.9%
Bebe Stores, Inc.	33,000	342,210
Tractor Supply Co. (a)	11,000	418,110
		760,320
Textiles, Apparel & Luxury Goods - 1.5%
Columbia Sportswear Co.	16,300	608,153
TOTAL COMMON STOCKS (Cost $40,554,646)		38,167,550

	Principal
SHORT-TERM INVESTMENTS - 4.5%	Amount	Value
Repurchase Agreement - 4.5%
Repurchase Agreement with U.S. Bank, N.A.,
1.65%, dated 7/31/08, due 8/1/08; collateralized
by: Freddie Mac Giant 15-Year Fixed (Pool # G11440)
valued at $679,185. Repurchase proceeds of $665,945.
Freddie Mac Giant 15-Year Fixed (Pool # G11649)
valued at $ 743,569. Repurchase proceeds of $ 728,884.
Freddie Mac Giant 15-Year Fixed (Pool # E95616)
valued at $ 13,268. Repurchase proceeds of $13,010.
Fannie Mae 15-Year Fixed (Pool # 555745)
valued at $ 418,398. Repurchase proceeds of $ 410,244.	$1,818,000	1,818,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,818,000)		1,818,000

Total Investments (Cost $42,372,646) - 99.9%		39,985,550
Other Assets in Excess of Liabilities - 0.1%		27,487
TOTAL NET ASSETS - 100.0%		$40,013,037

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 1.1%.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2008
(Unaudited)

	Shares	Value
COMMON STOCKS - 85.3%
Belgium - 0.4%
Solvay SA	5,000	$600,852
Bermuda - 1.0%
Celestial NutriFoods Ltd.	3,000,000	1,612,549
Brazil - 0.9%
Companhia Vale do Rio Doce - ADR	50,000	1,501,500
China - 2.2%
Chunghwa Telecom Co. Ltd. - ADR	144,095	3,629,753
Finland - 3.6%
Nokia Corp. - ADR	138,000	3,770,160
UPM-Kymmene Oyj	140,000	2,229,640
		5,999,800
France - 16.5%
Carbone Lorraine	30,381	1,742,042
Cie de Saint-Gobain	43,500	2,728,377
M6 Metropole Television	160,000	3,666,256
Manitou BF SA	60,000	1,759,503
Safran SA	139,500	2,369,644
Sanofi-Aventis	60,000	4,218,128
Total SA - ADR	40,000	3,060,000
Veolia Environnement	54,300	2,888,253
Vivendi SA	125,000	5,258,622
		27,690,825
Germany - 2.5%
Siemens AG - ADR	34,600	4,199,748
Greece - 0.6%
Titan Cement Co. SA	27,000	1,071,425
Indonesia - 2.5%
Telekomunikasi Indonesia Tbk PT - ADR	58,000	1,912,840
Tempo Scan Pacific Tbk PT	34,380,000	2,268,059
		4,180,899
Ireland - 0.7%
DCC PLC	49,000	1,169,415
Israel - 1.4%
Makhteshim-Agan Industries Ltd.	280,000	2,444,435
Italy - 4.1%
C.I.R. - Compagnie Industriali Riunite SpA	1,189,000	3,147,347
Interpump SpA	146,828	1,300,883
Sogefi SpA	161,650	609,569
UniCredito Italiano SpA	295,000	1,772,743
		6,830,542
Japan - 18.9%
Bridgestone Corp.	70,000	1,145,201
Canon, Inc. - ADR	22,200	1,012,986
Capcom Co. Ltd.	60,000	1,879,779
Fuji Photo Film Co. Ltd.	40,000	1,260,601
Hitachi Ltd.	557,000	4,027,066
Kyoto Kimono Yuzen Co. Ltd.	3,600	2,943,134
Matsushita Electric Industrial Co. Ltd. - ADR	165,000	3,483,150
Mitsubishi UFJ Financial Group, Inc. - ADR	345,000	3,029,100
Nippon Express Co. Ltd.	625,500	2,858,335
Omron Corp.	162,000	2,853,038
SMC Corp.	12,400	1,241,322
Tecmo Ltd.	350,000	2,773,787
Toyota Motor Corp. - ADR	37,000	3,183,850
		31,691,349
Mexico - 4.2%
Cemex S.A.B. de C.V. - ADR (a)	108,790	2,312,876
Fomento Economico Mexicano S.A.B. de C.V. - ADR	103,500	4,746,510
		7,059,386
Netherland Antilles - 2.2%
Schlumberger Ltd.	36,000	3,657,600
Netherlands - 2.4%
Unilever NV - ADR	145,000	4,017,950
Singapore - 1.4%
GP Industries	8,074,241	2,273,353
South Korea - 1.1%
Dongyang Mechatro	334,100	1,848,683
Spain - 1.2%
Sol Melia SA	220,000	2,062,425
Sweden - 1.5%
Saab AB	100,000	2,535,472
Switzerland - 4.1%
Kudelski SA	170,000	2,210,617
Nestle SA	71,000	3,123,620
UBS AG (a)	81,834	1,580,215
		6,914,452
Thailand - 1.9%
Bangkok Bank PCL	500,000	1,657,211
BEC World PCL	2,365,100	1,539,540
		3,196,751
United Kingdom - 5.4%
Bodycote PLC	416,250	1,676,964
BP PLC - ADR	28,000	1,720,320
Cadbury PLC	162,800	1,932,948
Experian Group Ltd.	280,500	2,185,064
Invensys PLC (a)	275,000	1,542,616
		9,057,912
United States - 4.6%
Newmont Mining Corp.	70,000	3,357,200
NII Holdings, Inc. (a)	80,000	4,372,800
		7,730,000

TOTAL COMMON STOCKS (Cost $142,471,606)		142,977,076
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 6.9%
Variable Rate Demand Notes - 2.0%
JP Morgan Chase Demand Deposits
2.000%, 12/31/2031 (b)	$3,385,381	3,385,381

Repurchase Agreement 4.9%
Repurchase Agreement with U.S. Bank, N.A.,
1.65 % dated 7/31/08, due 8/1/08, collateralized
by: Freddie Mac Giant 30-Year Fixed (Pool #G01543)
valued at $3,072,260. Repurchase proceeds of $3,012,420.
Freddie Mac Giant 15-Year Fixed (Pool #G11649)
valued at $320,534. Repurchase proceeds of $314,288.
Freddie Mac 15-Year Fixed (Pool #E99143)
valued at $170,393. Repurchase proceeds of $167,073.
Freddie Mac 15-Year Fixed (Pool #E01424)
valued at $35,503. Repurchase proceeds of $34,811.
Fannie Mae 15-Year Fixed (Pool #255494)
valued at $912,448. Repurchase proceeds of $894,667.
Freddie Mac Giant 30-Year Fixed (Series #2727) (b)
valued at $1,532,240. Repurchase proceeds of $1,502,170.
Fannie Mae 30-Year Fixed (Pool #694838)
valued at $2,369,080. Repurchase proceeds of $2,322,950.	8,248,000	8,248,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,633,381)		11,633,381

Total Investments (Cost $154,104,987) - 92.3%		154,610,457
Other Assets in Excess of Liabilities - 12.7%		12,960,934
TOTAL NET ASSETS - 100.0%		$167,571,391

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Collateralized Mortgage Obligation.

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2008
(Unaudited)

	Shares	Value
COMMON STOCKS - 86.4%
Gold & Gold Related - 73.6%
Agnico-Eagle Mines Ltd. (b)	377,000	$20,603,050
Alamos Gold, Inc. (a)(b)	2,615,100	18,771,410
Almaden Minerals Ltd. (a)(b)	645,050	1,228,427
Andean Resources (a)(b)	15,771,500	20,493,654
Aquiline Resources, Inc. (a)(b)	1,333,333	8,268,631
Aurelian Resources, Inc. (a)(b)	756,000	4,821,212
Banro Corp. (a)(b)	631,400	2,466,527
Centamin Egypt Ltd. (a)(b)	7,830,000	8,427,393
Cia de Minas Buenaventura SA - ADR (b)	853,600	22,970,376
Cluff Gold Ltd. (a)(b)	2,990,000	3,259,663
Comaplex Minerals Corp. (a)(b)	2,839,000	17,605,986
Detour Gold Corp. (a)(b)	280,000	5,086,186
Eldorado Gold Corp. (a)(b)	1,726,800	14,098,392
Electrum Ltd. (a)(b)(c)(d)(e)	1,047,776	5,752,290
Euro Ressources S.A. (a)(b)	2,900,000	4,478,310
European Goldfields Ltd. (a)(b)	4,035,500	12,099,209
Exeter Resource Corp. (a)(b)(d)	346,800	1,188,254
FNX Mining Co., Inc. (a)(b)	300,000	5,282,484
Franco-Nevada Corp. (b)	1,405,900	29,258,977
GBS Gold International, Inc. (a)(b)	2,164,300	2,557,550
Gold Fields Ltd. (b)	166,249	2,004,846
Gold Fields Ltd. - ADR (b)	2,711,500	32,022,815
Gold Resource Corp. (a)(e)(f)	2,129,700	9,796,620
Goldcorp, Inc. (b)	1,268,050	47,361,668
Govi High Power Exploration Co. (a)(c)(d)(e)	1,750,000	3,500,000
Great Basin Gold Ltd. (a)(b)	3,864,137	13,472,307
Harmony Gold Mining Co., Ltd. (a)(b)	1	11
Iamgold Corp. (a)(b)	2,918,700	19,468,452
Ivanhoe Mines Ltd. (a)(b)	10,931,000	62,603,734
KazakhGold Group, Ltd. (a)(b)	434,000	7,690,480
Kinross Gold Corp. (b)	899,700	16,329,555
Minefinders Corp. (a)(b)	791,000	7,802,236
New Gold, Inc. (a)(b)(f)	1,518,500	9,046,194
Newmont Mining Corp.	864,800	41,475,809
Orezone Resources, Inc. (a)(b)(f)	17,163,700	15,253,642
Osisko Exploration Ltd. (a)(b)(f)	4,270,000	18,765,565
Oxiana Ltd. (b)	6,681,485	12,582,597
Polo Resources Ltd. (a)(b)(f)	49,275,000	7,325,322
Radius Gold, Inc. (a)(b)	968,044	184,353
Randgold Resources Ltd. - ADR (b)	1,663,200	85,122,576
Red Back Mining, Inc. (a)(b)	895,000	7,595,635
Royal Gold, Inc.	447,765	15,976,255
Semafo, Inc. (a)(b)	4,900,000	6,699,546
Sino Gold Mining Ltd. (a)(b)	3,333,700	16,008,992
Sunridge Gold Corp. (a)(b)	440,000	275,013
Troy Resources NL Npv (a)(b)	100,000	170,907
Troy Resources NL (b)(f)	3,549,520	6,016,022
Wesdome Gold Mines Ltd. (a)(b)	1,427,250	1,602,947
Witwatersrand Consolidated Gold Resources Ltd. (a)(b)	335,000	4,338,047
Yukon-Nevada Gold Corp. (a)(b)(f)	8,350,000	8,073,148
		687,283,275
Precious Metals & Related - 12.8%
Apex Silver Mines Ltd. (a)(b)	1,611,800	10,073,750
Brilliant Mining Corp. (a)(b)	937,500	503,565
Cameco Corp. (b)	415,200	14,918,136
Impala Platinum Holdings Ltd. (b)	640,000	21,444,853
Impala Platinum Holdings Ltd. - ADR (b)	148,700	5,004,751
Ivanhoe Nickel & Platinum Ltd. (a)(b)(c)(d)(e)	458,333	3,666,664
Nevada Copper Corp (a)(b)	1,000,000	1,660,237
Pan American Silver Corp. (a)(b)	411,536	12,760,402
Silver Standard Resources, Inc. (a)(b)	557,000	15,757,530
Silver Wheaton Corp. (a)(b)	1,687,400	21,670,306
Silverstone Resources Corp Com (a)(b)(e)(f)	6,635,000	11,728,453
		119,188,647
TOTAL COMMON STOCKS (Cost $616,489,622)		806,471,922
	Ounces
GOLD BULLION - 9.6%
Gold Bullion (a)	98,032	89,937,228
TOTAL GOLD BULLION (Cost $44,609,241)		89,937,228
	Shares
EXCHANGE TRADED FUND - 2.1%
iShares Silver Trust (a)	1,130,000	19,808,900
TOTAL EXCHANGE TRADED FUND (Cost $11,125,879)		19,808,900

WARRANTS - 0.7%
Gold & Gold Related - 0.4%
Electrum Ltd.
Expiration: December, 2010, Exercise Price $6.80 (a)(b)(c)(d)(e)	1,047,776	1,267,809
Great Basin Gold Ltd.
Expiration: April, 2009, Excercise Price: CAD$3.50 (a)(b)	500,000	302,749
Nevsun Resources Ltd.
Expiration: December, 2008, Excercise Price: CAD$10.00 (a)(b)(c)(d)	202,125	-
NovaGold Resources, Inc.
Expiration: October, 2008, Excercise Price: CAD$7.00 (a)(b)	75,000	157,479
Osisko Exploration Ltd.
Expiration: May, 2009, Excercise Price: $4.00 (a)(b)(c)(d)(f)	1,155,000	1,832,975
U.S. Gold Corp.
Expiration: February, 2011, Excercise Price: $11.58 (a)	111,500	92,558
Yukon-Nevada Gold Corp.
Expiration: May, 2012, Excercise Price: CAD$3.00 (a)(b)(c)(d)(f)	4,175,000	-
		3,653,570
Precious Metals & Related - 0.3%
Archangel Diamond Corp.
Expiration: December, 2010, Excercise Price: CAD$1.50 (a)(b)(d)	4,800,000	3,340,007
TOTAL WARRANTS (Cost $9,500,000)		6,993,577

	Principal
SHORT-TERM INVESTMENTS - 1.1%	Amount	Value
Repurchase Agreement - 1.1%
Repurchase Agreement with U.S. Bank, N.A., 1.65%,
dated 7/31/08, due 8/1/08, collateralized by a Freddie Mac
Giant 30-Year Fixed (Pool #G01514) valued at $10,266,463.
Repurchase proceeds of $10,065,461.	$10,065,000	10,065,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,065,000)		10,065,000

Total Investments (Cost $691,789,742) - 99.9%		933,276,627
Other Assets in Excess of Liabilities - 0.1%		508,641
TOTAL NET ASSETS - 100.0%		$933,785,268

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Australia 6.8%; Canada 50.3%;
Cayman Islands 1.1%; France 1.1%; Peru 2.5%; South Africa 6.9%; United Kingdom 9.9%;
Virgin Islands 0.8%
(c)	Denotes a security is either fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2008 was $16,019,738 which represented 0.2% of net assets.
(d)	Fair valued security. The aggregate value of fair valued securities as of July 31, 2008 was $20,768,999 which represented 0.2% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Affiliated company. See footnote 1.

1. The following issuers are affiliated with the Tocqueville Funds, that is, the Funds held 5% or more of the outstanding voting securities during the period November 1, 2007 through July 31, 2008. As defined in Section 2(a)(3) of the Investment Company Act of 1940, as amended; such issues are:

	Share Balance			Share Balance	Dividend	Value at
Issuer Name	at November 1, 2007	Additions	Reductions	at July 31, 2008	Income	July 31, 2008

Fury Exploration Ltd.	1,500,000	-	1,500,000	-	$-	$-

Gold Resource Corp.	-	2,129,700	-	2,129,700	-	9,796,620

New Gold, Inc.	1,518,500	-	-	1,518,500	-	9,046,194

Orezone Resources, Inc.	5,563,700	11,600,000	-	17,163,700	-	15,253,642

Osisko Mining Corp.	3,891,900	378,100	-	4,270,000	-	18,765,565
Osisko Mining Corp. Warrants	1,155,000	-	-	1,155,000	-	1,832,975

Polo Resources Ltd.	-	49,275,000	-	49,275,000	87,611	7,325,322

Siverstone Resources Corp.	-	6,635,000	-	6,635,000	-	11,728,453

Troy Resources NL	3,549,520	-	-	3,549,520	-	6,016,022

Yukon-Nevada Gold Corp.	8,350,000	-	-	8,350,000	-	8,073,148
Yukon-Nevada Gold Corp. Warrants	4,175,000	-	-	4,175,000	-	-

					$87,611	$87,837,941

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Tocqueville Fund

Cost of investments	$457,445,101

Gross unrealized appreciation	73,385,537
Gross unrealized depreciation	(56,427,841)
Net unrealized appreciation	$16,957,696

Small Cap Value Fund

Cost of investments	$42,372,646

Gross unrealized appreciation	2,631,847
Gross unrealized depreciation	(5,018,943)
Net unrealized appreciation	($2,387,096)

International Value Fund

Cost of investments	$154,104,987

Gross unrealized appreciation	17,181,859
Gross unrealized depreciation	(16,676,389)
Net unrealized appreciation	$505,470

Gold Fund

Cost of investments	$691,789,742

Gross unrealized appreciation	325,837,286
Gross unrealized depreciation	(84,350,401)
Net unrealized appreciation	$241,486,885

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Tocqueville Trust

By (Signature and Title) /s/ Robert W. Kleinschmidt
                                                                 Robert W. Kleinschmidt, President

Date 9/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert W. Kleinschmidt
                                                                   Robert W. Kleinschmidt, President

Date 9/26/08

By (Signature and Title)* /s/ Steven J. Tyrrell
                                                                   Steven J. Tyrrell, Treasurer

Date 9/26/08

* Print the name and title of each signing officer under his or her signature.